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                 The Chairman Combination Fixed and Variable Annuity
                            Supplement dated March 2, 1998
                          to Prospectus dated April 30, 1997





                     PLEASE RETAIN THIS SUPPLEMENT FOR REFERENCE



     Effective March 2, 1998, the initial purchase payment must be at least $5,000; except that for Qualified Contracts issued in connection with Section 408(b) Individual Retirement Annuities, and Section 408(k) Simplified Employee Pensions, the initial purchase payment must be at least $2,000.